Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2026
Supplemental Cash Flow Information [Abstract]
Schedule of Non-Cash Investing and Financing Activities	Non-cash investing and financing activities:
	Six Months Ended
	2026	2025
Recognition of right-of-use assets from lease modification	€-	€42,644
Derecognition of right-of-use assets	€-	€4,164